Investments	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Investments
2. Investments

Available-for-sale Securities—The following table represents the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI in AOCI of our AFS investments by asset type. Our AFS investment portfolio includes direct investments in affiliates of Apollo where Apollo can exercise significant influence over the affiliates. These investments are presented as investments in related parties on the consolidated balance sheets, and are separately disclosed below.

	December 31, 2016
(In millions)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities
U.S. government and agencies	$59	$1	$—	$60	$—
U.S. state, municipal and political subdivisions	1,024	117	(1)	1,140	—
Foreign governments	2,098	143	(6)	2,235	—
Corporate	29,433	901	(314)	30,020	2
CLO	4,950	14	(142)	4,822	—
ABS	2,980	25	(69)	2,936	—
CMBS	1,835	38	(26)	1,847	—
RMBS	8,731	313	(71)	8,973	15
Total fixed maturity securities	51,110	1,552	(629)	52,033	17
Equity securities	319	35	(1)	353	—
Total AFS securities	51,429	1,587	(630)	52,386	17
Fixed maturity securities – related party
CLO	284	1	(6)	279	—
ABS	57	—	(1)	56	—
Total fixed maturity securities – related party	341	1	(7)	335	—
Equity securities – related party	20	—	—	20	—
Total AFS securities – related party	361	1	(7)	355	—
Total AFS securities including related party	$51,790	$1,588	$(637)	$52,741	$17

	December 31, 2015
(In millions)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities
U.S. government and agencies	$44	$1	$—	$45	$—
U.S. state, municipal and political subdivisions	1,075	100	(10)	1,165	7
Foreign governments	2,467	17	(20)	2,464	—
Corporate	26,979	523	(566)	26,936	2
CLO	4,943	4	(392)	4,555	—
ABS	2,944	33	(59)	2,918	—
CMBS	1,725	33	(20)	1,738	—
RMBS	8,050	128	(183)	7,995	6
Total fixed maturity securities	48,227	839	(1,250)	47,816	15
Equity securities	367	40	—	407	—
Total AFS securities	48,594	879	(1,250)	48,223	15
Fixed maturity securities – related party
CLO	271	—	(23)	248	—
ABS	61	—	(1)	60	—
Total AFS securities – related party	332	—	(24)	308	—
Total AFS securities including related party	$48,926	$879	$(1,274)	$48,531	$15

The amortized cost and fair value of fixed maturity AFS securities, including related party, are shown by contractual maturity below:

	December 31, 2016
(In millions)	Amortized Cost	Fair Value
Due in one year or less	$831	$835
Due after one year through five years	6,958	7,092
Due after five years through ten years	11,299	11,520
Due after ten years	13,526	14,008
CLO, ABS, CMBS and RMBS	18,496	18,578
Total AFS fixed maturity securities	51,110	52,033
Fixed maturity securities – related party, CLO and ABS	341	335
Total AFS fixed maturity securities including related party	$51,451	$52,368

Actual maturities can differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Unrealized Losses on AFS Securities—The following summarizes the fair value and gross unrealized losses for AFS securities, including related party, aggregated by class of security and length of time the fair value has remained below cost or amortized cost:

	December 31, 2016
	Less than 12 months		12 months or greater		Total
(In millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturity securities
U.S. government and agencies	$1	$—	$—	$—	$1	$—
U.S. state, municipal and political subdivisions	85	(1)	2	—	87	(1)
Foreign governments	137	(5)	9	(1)	146	(6)
Corporate	6,136	(228)	1,113	(86)	7,249	(314)
CLO	388	(2)	3,102	(140)	3,490	(142)
ABS	865	(17)	767	(52)	1,632	(69)
CMBS	576	(18)	183	(8)	759	(26)
RMBS	1,143	(19)	1,727	(52)	2,870	(71)
Total fixed maturity securities	9,331	(290)	6,903	(339)	16,234	(629)
Equity securities	179	(1)	—	—	179	(1)
Total AFS securities	9,510	(291)	6,903	(339)	16,413	(630)
Fixed maturity securities – related party
CLO	68	—	100	(6)	168	(6)
ABS	—	—	56	(1)	56	(1)
Total fixed maturity securities – related party	68	—	156	(7)	224	(7)
Equity securities – related party	14	—	—	—	14	—
Total AFS securities – related party	82	—	156	(7)	238	(7)
Total AFS securities including related party	$9,592	$(291)	$7,059	$(346)	$16,651	$(637)

	December 31, 2015
	Less than 12 months		12 months or greater		Total
(In millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturity securities
U.S. government and agencies	$4	$—	$2	$—	$6	$—
U.S. state, municipal and political subdivisions	63	(9)	8	(1)	71	(10)
Foreign governments	711	(20)	—	—	711	(20)
Corporate	7,810	(450)	554	(116)	8,364	(566)
CLO	2,934	(169)	1,555	(223)	4,489	(392)
ABS	1,484	(37)	371	(22)	1,855	(59)
CMBS	577	(11)	119	(9)	696	(20)
RMBS	4,672	(128)	995	(55)	5,667	(183)
Total AFS securities	18,255	(824)	3,604	(426)	21,859	(1,250)
Fixed maturity securities – related party
CLO	139	(14)	72	(9)	211	(23)
ABS	60	(1)	—	—	60	(1)
Total AFS securities – related party	199	(15)	72	(9)	271	(24)
Total AFS securities including related party	$18,454	$(839)	$3,676	$(435)	$22,130	$(1,274)

As of December 31, 2016, we held 2,117 AFS securities that were in an unrealized loss position. Of this total, 899 were in an unrealized loss position longer than 12 months. As of December 31, 2016, we held 14 related party AFS securities that were in an unrealized loss position. Of this total, 10 were in an unrealized loss position longer than 12 months. The unrealized losses on AFS securities can primarily be attributed to changes in market interest rates since acquisition. We did not recognize the unrealized losses in income as we intend to hold these securities and it is not more likely than not we will be required to sell a security before the recovery of its amortized cost.

Other-Than-Temporary Impairments—For the year ended December 31, 2016, we incurred $30 million of net OTTI, of which $5 million related to intent-to-sell impairments. These securities were impaired to fair value as of the impairment date. The remainder of net OTTI of $25 million related to credit impairments, of which $14 million related to credit loss impairments that we impaired to fair value and did not bifurcate a portion of the impairment in AOCI. The credit loss impairments not bifurcated in AOCI are excluded from the rollforward below.

The following table represents a rollforward of the cumulative amounts recognized on the consolidated statements of income for OTTI related to pre-tax credit loss impairments on AFS fixed maturity securities, for which a portion of the securities' total OTTI was recognized in AOCI:

	Years ended December 31,
(In millions)	2016	2015	2014
Beginning balance	$22	$8	$3
Initial impairments – credit loss OTTI recognized on securities not previously impaired	8	19	3
Additional impairments – credit loss OTTI recognized on securities previously impaired	3	1	2
Reduction in impairments from securities sold	(9)	(2)	—
Reduction for credit loss that no longer has a portion of the OTTI loss recognized in AOCI	(8)	(4)	—
Ending balance	$16	$22	$8

Net Investment Income—Net investment income by asset type consists of the following:

	Years ended December 31,
(In millions)	2016	2015	2014
AFS securities
Fixed maturity securities	$2,293	$2,051	$1,868
Equity securities	9	7	6
Trading securities	238	196	136
Mortgage loans, net of allowances	355	320	347
Investment funds	178	111	177
Funds withheld at interest	82	54	46
Other	62	44	24
Investment revenue	3,217	2,783	2,604
Investment expenses	(303)	(273)	(271)
Net investment income	$2,914	$2,510	$2,333

Investment Related Gains (Losses)—Investment related gains (losses) by asset type consist of the following:

	Years ended December 31,
(In millions)	2016	2015	2014
AFS fixed maturity securities
Gross realized gain on investment activity	$138	$150	$203
Gross realized loss on investment activity	(54)	(86)	(22)
Net realized investment gains on fixed maturity securities	84	64	181
Net realized investment gains (losses) on trading securities	(33)	(228)	242
Derivative gains (losses)	596	(277)	793
Other gains (losses)	5	11	(5)
Investment related gains (losses)	$652	$(430)	$1,211

Proceeds from sales of AFS securities were $4,662 million, $6,899 million and $6,391 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Included in net realized investment gains (losses) on trading securities are gains of $38 million, losses of $133 million and gains of $258 million resulting from the change in unrealized gains or losses for the underlying securities we still held as of December 31, 2016, 2015 and 2014, respectively. Also included in net realized investment gains (losses) on trading securities are related party losses of $10 million, losses of $10 million and gains of $13 million resulting from the change in unrealized gains or losses for the underlying securities we still held as of December 31, 2016, 2015 and 2014, respectively.

PCI Investments—The following table summarizes our PCI investments:

	December 31,
	2016	2015	2016
(In millions)	Fixed maturity securities		Mortgage loans[3]
Contractually required payments[1]	$7,761	$7,291	$424
Less: Cash flows expected to be collected[2]	(5,285)	(4,986)	(286)
Non-accretable difference	$2,476	$2,305	$138

Cash flows expected to be collected	$5,285	$4,986	$286
Less: Amortized cost	(3,892)	(3,673)	(220)
Accretable difference	$1,393	$1,313	$66

Fair value	$4,029	$3,647	$221

[1] Includes principal and accrued interest.
[2] Represents the acquisition date undiscounted principal and interest cash flows expected.
3 As of December 31, 2015, we did not hold any investments in PCI mortgage loans.

During the respective year, we acquired PCI investments with the following amounts at the time of purchase:

	December 31,
	2016	2015	2016
(In millions)	Fixed maturity securities		Mortgage loans[1]
Contractually required principal and interest	$1,631	$1,999	$425
Expected cash flows	1,027	1,277	287
Estimated fair value	761	937	221

1 As of December 31, 2015, we did not hold any investments in PCI mortgage loans.

The following tables summarize the activity for the accretable yield on PCI investments:

	2016	2015	2016
(In millions)	Fixed maturity securities		Mortgage loans[1]
Beginning balance at January 1	$1,313	$1,330	$—
Purchases of PCI investments, net of sales	231	243	66
Accretion	(112)	(113)	(1)
Changes in expected cash flows	(39)	(147)	1
Ending balance at December 31	$1,393	$1,313	$66

[1] During the year ended December 31, 2015, we did not hold any investments in PCI mortgage loans.

Mortgage Loans—Mortgage loans, net of allowances, consist of the following:

	December 31,
(In millions)	2016	2015
Commercial mortgage loans	$5,058	$5,178
Commercial mortgage loans under development	74	222
Total commercial mortgage loans	5,132	5,400
Residential mortgage loans	338	100
Mortgage loans, net of allowances	$5,470	$5,500

We primarily make commercial mortgage loans on income producing properties including hotels, industrial properties and retail and office buildings. We diversify the commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. We evaluate mortgage loans based on relevant current information to confirm if properties are performing at a consistent and acceptable level to secure the related debt.

The distribution of commercial mortgage loans, including those under development, net of valuation allowances, by property type and geographic region, is as follows:

	December 31,
	2016		2015
(In millions, except for percentages)	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
Property type
Hotels	$1,025	20.0%	$877	16.2%
Retail	1,135	22.1%	1,230	22.8%
Office building	1,217	23.7%	1,274	23.6%
Industrial	742	14.5%	821	15.2%
Apartment	616	12.0%	907	16.8%
Other commercial	397	7.7%	291	5.4%
Total commercial mortgage loans	$5,132	100.0%	$5,400	100.0%

U.S. Region
East North Central	$450	8.8%	$443	8.2%
East South Central	158	3.1%	129	2.4%
Middle Atlantic	628	12.2%	804	14.9%
Mountain	543	10.6%	583	10.8%
New England	194	3.8%	181	3.3%
Pacific	833	16.2%	838	15.5%
South Atlantic	1,284	25.0%	1,231	22.8%
West North Central	306	6.0%	291	5.4%
West South Central	662	12.9%	792	14.7%
Total U.S. Region	5,058	98.6%	5,292	98.0%
International Region	74	1.4%	108	2.0%
Total commercial mortgage loans	$5,132	100.0%	$5,400	100.0%

Our residential mortgage loan portfolio includes first lien residential mortgage loans, collateralized by properties located in the U.S. As of December 31, 2016, California, Florida and New York represented 38.9%, 9.1% and 5.1%, respectively, of the portfolio. The remaining 46.9% represented all other states, with each individual state comprising less than 5% of the portfolio. As of December 31, 2015, California, Texas and Washington represented 64.8%, 10.1% and 5.6%, respectively, of the portfolio, and the remaining 19.5% represented all other states, with each individual state comprising less than 5% of the portfolio.

Mortgage Loan Valuation Allowance—The assessment of mortgage loan impairments and valuation allowances is substantially the same for residential and commercial mortgage loans. The valuation allowance was $2 million as of December 31, 2016 and 2015. We did not record any material impairments or significant activity in the valuation allowance during the years ended December 31, 2016, 2015 or 2014.

Residential mortgage loans – The primary credit quality indicator of residential mortgage loans is loan performance. Nonperforming residential mortgage loans are 90 days or more past due and/or are in non-accrual status. All of our residential mortgage loans were performing as of December 31, 2016 and 2015.

Commercial mortgage loans – The following provides the aging of our commercial mortgage loan portfolio, including those under development, net of valuation allowances:

	December 31,
(In millions)	2016	2015
Current (less than 30 days past due)	$5,111	$5,360
30 to 60 days past due	—	1
Over 90 days past due	21	39
Total commercial mortgage loans	$5,132	$5,400

Loan-to-value and debt service coverage ratios are measures we use to assess the risk and quality of commercial mortgage loans other than those under development. Loans under development are not evaluated using these ratios as they are generally not yet income-producing and the value of the underlying property significantly fluctuates based on the progress of construction. Therefore, the risk and quality of loans under development are evaluated based on the aging and geographical distribution of such loans as shown above.

The loan-to-value ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following represents the loan-to-value ratio of the commercial mortgage loan portfolio, excluding those under development, net of valuation allowances:

	December 31,
(In millions)	2016	2015
Less than 50%	$1,787	$2,087
50% to 60%	1,337	1,024
61% to 70%	1,401	1,299
71% to 100%	492	697
Greater than 100%	41	71
Commercial mortgage loans	$5,058	$5,178

The debt service coverage ratio, based upon the most recent financial statements, is expressed as a percentage of a property's net income to its debt service payments. A debt service ratio of less than 1.0 indicates a property's operations do not generate enough income to cover debt payments. The following represents the debt service coverage ratio of the commercial mortgage loan portfolio, excluding those under development, net of valuation allowances:

	December 31,
(In millions)	2016	2015
Greater than 1.20x	$4,378	$4,455
1.00x – 1.20x	353	471
Less than 1.00x	327	252
Commercial mortgage loans	$5,058	$5,178

Real Estate—Depreciation expense on invested real estate was $9 million and $2 million during the years ended December 31, 2016 and 2015, respectively. Accumulated depreciation was $11 million and $2 million as of December 31, 2016 and 2015, respectively.

Investment Funds—Our investment fund portfolio consists of funds that employ various strategies and include investments in mortgage and real estate, credit, private equity, natural resources and hedge funds. Investment funds meet the definition of variable interest entities and are discussed further in Note 4 – Variable Interest Entities.